Acquisitions, Goodwill, And Other Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets [Line Items]
Indefinite Lived Intangible Assets Excluding Goodwill, Gross	[1]	$ 62	$ 48
Indefinite Lived Intangible Assets Excluding Goodwill, Net	[1]	62	48
Intangible Assets Gross Excluding Goodwill, Gross		5,010	5,211
Intangible Assets Gross Excluding Goodwill, Accumulated Amortization		(3,490)	(3,364)
Intangible Assets Net Including Goodwill, Net		1,520	1,847
Customer-related [Member]
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		60	64
Finite-Lived Intangible Assets, Accumulated Amortization		(10)	(9)
Finite-Lived Intangible Assets, Net		50	55
Patents and technology [Member]
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		2,544	2,556
Finite-Lived Intangible Assets, Accumulated Amortization		(1,815)	(1,713)
Finite-Lived Intangible Assets, Net		729	843
Capitalized software [Member]
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		2,309	2,500
Finite-Lived Intangible Assets, Accumulated Amortization		(1,638)	(1,610)
Finite-Lived Intangible Assets, Net		671	890
Trademarks and other [Member]
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		35	43
Finite-Lived Intangible Assets, Accumulated Amortization		(27)	(32)
Finite-Lived Intangible Assets, Net		$ 8	$ 11

[1]	Indefinite-lived intangible assets primarily relate to acquired IPR&D prior to project completion and are not amortized.